Mar. 19, 2020
RMB Mendon Financial Long/Short Fund
RMB Mendon Financial Long/Short Fund
RMB FUNDS
RMB Mendon Financial Long/Short Fund
Supplement dated March 19, 2020 to the Prospectus, Summary Prospectus and Statement of Additional Information of RMB Mendon Financial Long/Short Fund (the “Fund”), each dated May 1, 2019.
IMPORTANT NOTICE REGARDING INVESTMENT POLICIES
Effective March 19, 2020, the “Principal Investment Strategies” in the Fund’s Summary Prospectus and the Fund’s summary section of the Prospectus shall include the following language:
As a result of recent market disruptions arising from the rapid and escalating spread of COVID-19, the Fund has experienced significant losses and a decrease in assets. The relatively long positioning of the portfolio coupled with a lack of success in hedging its concentration in smaller cap financials during this severe market drawdown resulted in market losses. As a result, Mendon Capital Advisors Corp. (“Mendon”) has repositioned the portfolio, which includes maintaining a high level of cash and liquidating derivatives and short positions. As a result, the Fund is in a temporary defensive posture as permitted under the Fund’s prospectus. Mendon believes this step will allow the Fund to protect value for shareholders.

Principal Investment Strategies
As a result of recent market disruptions arising from the rapid and escalating spread of COVID-19, the Fund has experienced significant losses and a decrease in assets. The relatively long positioning of the portfolio coupled with a lack of success in hedging its concentration in smaller cap financials during this severe market drawdown resulted in market losses. As a result, Mendon Capital Advisors Corp. (“Mendon”) has repositioned the portfolio, which includes maintaining a high level of cash and liquidating derivatives and short positions. As a result, the Fund is in a temporary defensive posture as permitted under the Fund’s prospectus. Mendon believes this step will allow the Fund to protect value for shareholders.

Please retain this supplement for future reference.